Condensed financial information of the parent company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Statements of Cash Flows
Net cash (used in)/provided by operating activities	¥ 64,885	$ 9,280	¥ 8,541	¥ (17,907)
Net cash used in investing activities	(7,457)	(1,065)	(5,375)	25,126
Net cash used in financing activities	(8,047)	(1,151)	1,225	(8,651)
Effect of exchange rate changes	(589)	(86)	149	179
Net (decrease)/increase in cash and cash equivalents and restricted cash	48,792	6,978	4,540	(1,253)
Cash, cash equivalents and restricted cash at the beginning of year	119,547	17,094	115,007	116,260
Cash, cash equivalents and restricted cash at the end of year	168,339	24,072	119,547	115,007
Parent Company
Condensed Statements of Cash Flows
Net cash (used in)/provided by operating activities	19,477	2,785	6,282	(23,234)
Net cash used in financing activities	(5,047)	(722)	(1,775)	(3,651)
Effect of exchange rate changes	5,487	785	(4,544)	(3,658)
Net (decrease)/increase in cash and cash equivalents and restricted cash	19,917	2,848	(37)	(30,543)
Cash, cash equivalents and restricted cash at the beginning of year	3,291	471	3,328	33,871
Cash, cash equivalents and restricted cash at the end of year	¥ 23,208	$ 3,319	¥ 3,291	¥ 3,328